Financial Risk Management Objectives and Policies - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 22,481,709	$ 27,779,666	$ 13,730,112	$ 18,861,029
Current liabilities	1,772,226	2,722,864
Liquidity risk [member]
Financial Risk Management [Line Items]
Cash and cash equivalents	22,481,709	27,779,666
Current liabilities	1,779,442	$ 2,722,864
Currency risk [member]
Financial Risk Management [Line Items]
Currency strengthening or weakening against canadian dollar	0.01
Increase decrease in operating loss due to canadian dollar exchange	1,028
Increase decrease in other comprehensive income due to canadian dollar exchange	0
Currency strengthening or weakening against brazilian real	0.01
Increase decrease in operating loss due to brazilian real exchange	0
Increase decrease in other comprehensive income due to brazilian real exchange	$ 4,447,000